Investments - Short-term Investments - Additional information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Schedule of Investments [Line Items]
Investment interest income	¥ 5,551	$ 871	¥ 5,358	¥ 6,060
Short-term Investments
Schedule of Investments [Line Items]
Investment interest income	¥ 4,500	$ 701	¥ 4,700	¥ 5,400